[Letterhead of Luse Gorman Pomerenk & Schick, P.C.]

(202) 274-2008	aschick@luselaw.com
September 11, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	OmniAmerican Bancorp, Inc. Registration Statement on Form S-1
Ladies and Gentlemen:
     Pursuant to Rule 101 of Regulation S-T and on behalf of OmniAmerican Bancorp, Inc. (the “Registrant”), we are transmitting by EDGAR under the Securities Act of 1933 (the “Securities Act”) the Registrant’s Registration Statement on Form S-1, including exhibits (the “Registration Statement”). The registration fee of $6,642 has been calculated in accordance with Section 6(b) of the Securities Act and Rule 457 promulgated thereunder, and was transmitted to the Securities and Exchange Commission by wire transfer in accordance with Rule 13 of Regulation S-T.
     The Registration Statement relates to the issuance by the Registrant of its shares of common stock, par value $0.01 per share, in connection with the conversion of OmniAmerican Bank, a federally chartered savings bank, from the mutual to the stock form of organization. Upon completion of the conversion, which is subject to approval by the Office of Thrift Supervision, the Registrant will be the new holding company for OmniAmerican Bank.
     If you have any questions or comments, please contact the undersigned at (202) 274-2008 or Eric Luse of this firm at (202) 274-2002.

Very truly yours,
/s/ Alan Schick
Alan Schick

Enclosures
cc:	Tim Carter, President and Chief Executive Officer, OmniAmerican Bank Eric Luse, Esq.